SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Nov. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2025	3,116,019	1,331,019	1,307,483
Expired/cancelled		(15,000)	(913,624)
Issued		1,800,000	937,160
Warrant issuance during the period	3,116,019	3,116,019	1,331,019
Exercise Price				$ 0.50
Broker Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2025	808,927	208,927	139,865
Expired/cancelled
Issued		600,000	69,062
Warrant issuance during the period	808,927	808,927	208,927
Expiration Date	August 2026 to October 2033	August 2026 to October 2033
Broker Warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 0.5	$ 0.5
Broker Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 22.5	$ 22.5
Consultant Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2025	1,438,994	253,994	279,341
Expired/cancelled		(15,000)	(25,347)
Issued		1,200,000
Warrant issuance during the period	1,438,994	1,438,994	253,994
Expiration Date	March 2029 to Dec 2032	March 2029 to Feb 2035
Consultant Warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 0.43	$ 0.43
Consultant Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 14.40	$ 14.40
Warrants Issued on Conversion of Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at March 31, 2025	868,098	868,098	888,277
Expired/cancelled			(888,277)
Issued			868,098
Warrant issuance during the period	868,098	868,098	868,098
Exercise Price	$ 4.18	$ 4.18
Expiration Date	October 2027	October 2027